Assets and Liabilities Classified as Held for Sale - Additional Information (Details) - Assets and liabilities classified as held for sale $ in Millions	Jan. 14, 2021 CAD ($)
Assets and Liabilities Classified as Held for Sale [Line Items]
Proceeds from disposal of non-current assets or disposal groups classified as held for sale and discontinued operations	$ 1.8
Babylon Partners Limited
Assets and Liabilities Classified as Held for Sale [Line Items]
Proceeds from sale of disposal group attributable to the repayment of debt	$ 3.5